--------------------------------------------------------------------------------

INSTITUTIONAL                                600 Fifth Avenue,New York, NY 10020
DAILY INCOME FUND                                                   212-830-5200

================================================================================






Dear Shareholder,



We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 2002 through September 30, 2002.

The Fund's Money Market Portfolio had 371 shareholders and net assets of $400,440,306 as of September 30, 2002. The U.S. Treasury Portfolio had 129 shareholders and net assets of $539,865,445 as of September 30, 2002.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,





\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


     Face                                                                       Maturity                         Value
    Amount                                                                        Date            Yield        (Note 1)
    ------                                                                        ----            -----         ------
Commercial Paper (18.68%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  General Electric Capital Corporation                            04/24/03          1.78%    $    4,949,889
    15,000,000  HBOS Treasury Services                                          12/10/02          1.81         14,947,500
    10,000,000  Long Lane Master Trust IV - Series A (a)                        10/31/02          1.81          9,984,916
    10,000,000  Quincy Capital Corporation
                Insured by AMBAC Indemnity Corp.                                10/21/02          1.77          9,990,167
    10,000,000  Societe Generale North America                                  11/26/02          2.11          9,967,567
    10,000,000  State of Mississippi Taxable GO
                (Mississippi Major Economic Impact)                             03/14/03          2.75         10,000,000
    15,000,000  Superior Funding Capital Corporation                            10/28/02          1.80         14,979,750
--------------                                                                                             --------------
    75,000,000  Total Commercial Paper                                                                         74,819,789
--------------                                                                                             --------------

Funding Agreement (2.50%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  John Hancock Mutual Life Insurance Company (b)                  08/19/05          1.82%    $   10,000,000
--------------                                                                                             --------------
    10,000,000  Total Funding Agreement                                                                        10,000,000
--------------                                                                                             --------------

Letter of Credit Commercial Paper (14.98%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Banco Bradesco S.A.
                LOC Bayerische Hypovereinsbank, A.G.                            10/16/02          1.78%    $    9,992,583
    18,000,000  Banco Continental de Panama S.A.                                12/06/02          2.00         17,934,660
     5,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                             12/09/02          2.31          4,978,246
     6,750,000  Banco Rio de La Plata S.A.
                LOC HSBC Bank US                                                02/28/03          1.86          6,698,250
    10,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                             03/06/03          2.28          9,902,500
    10,500,000  Louis Dreyfus Corporation
                LOC Credit Agricole                                             10/29/02          1.77         10,485,545
--------------                                                                                             --------------
    60,250,000  Total Letter of Credit Commercial Paper                                                        59,991,784
--------------                                                                                             --------------

Loan Participation (3.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Equitable Life Assurance Society with J.P.Morgan Chase (c)      03/20/03          1.87%    $   15,000,000
--------------                                                                                             --------------
    15,000,000  Total Loan Participation                                                                       15,000,000
--------------                                                                                             --------------

Medium Term Note (1.03%)
------------------------------------------------------------------------------------------------------------------------------------
$    4,000,000  Heller Financial General Electric                               05/15/03          2.10%    $    4,141,001
--------------                                                                                             --------------
     4,000,000  Total Medium Term Note                                                                          4,141,001
--------------                                                                                             --------------



--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


     Face                                                                        Maturity                        Value
    Amount                                                                         Date           Yield        (Note 1)
    ------                                                                         ----           -----         ------
Other Note (1.25%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Caterpillar Financial Services Company                           07/09/03         1.94%    $    5,000,000
--------------                                                                                             --------------
     5,000,000  Total Other Note                                                                                5,000,000
--------------                                                                                             --------------

Repurchase Agreement, Overnight (28.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  114,700,000  Salomon Smith Barney, Inc., repurchase proceeds at maturity $114,706,085 (Collateralized by $197,289,352,
                GNMA, 2.747% to 6.500%, due 02/20/24 to 08/20/32,
                value $116,994,000)                                              10/01/02         1.91%    $  114,700,000
--------------                                                                                             --------------
   114,700,000  Total Repurchase Agreement, Overnight                                                         114,700,000
--------------                                                                                             --------------

Short Term Bank Note (1.25%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Bank of America                                                  05/06/03         2.50%    $    5,000,000
--------------                                                                                             --------------
     5,000,000  Total Short Term Bank Note                                                                      5,000,000
--------------                                                                                             --------------

Variable Rate Demand Instruments (26.57%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,500,000  American Micro Products (d)
                LOC Firstar Bank                                                 10/01/08         1.98%    $    2,500,000
     2,000,000  Atlas Metal Investment Corporation (d)
                LOC Fifth Third Bank                                             10/01/20         1.90          2,000,000
       875,000  Austin Printing Co. & Klein Austin (d)
                LOC Bank One                                                     08/01/14         2.02            875,000
     1,150,000  Automated Packaging Systems - Series 1993 (d)
                LOC National City Bank of Michigan/Illinois                      10/01/08         2.02          1,150,000
     1,045,000  Big Brothers Big Sisters (d)
                LOC Fifth Third Bank                                             12/01/20         1.90          1,045,000
       910,000  Cedar Works Project (d)
                LOC Firstar Bank                                                 05/01/09         1.98            910,000
     8,865,000  CFM International Inc. (e)
                LOC General Electric Company                                     01/01/10         2.00          8,865,000
       565,000  City of Colorado Springs (Goodwill Industries) - Series 1997B (d)
                LOC Bank One                                                     02/01/07         1.95            565,000
     1,900,000  CJ Krehbiel Co. (d)
                LOC Fifth Third Bank                                             10/01/10         1.90          1,900,000
       955,000  Crystal Enterprises Inc. (d)
                LOC Old Kent Bank & Trust Co.                                    06/01/28         2.25            955,000
     3,105,000  D.E.D.E. Realty (d)
                LOC Fifth Third Bank                                             12/01/11         1.90          3,105,000





--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


     Face                                                                       Maturity                         Value
    Amount                                                                        Date            Yield        (Note 1)
    ------                                                                        ----            -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,595,000  Delta Capital, L.L.C. - Series 1996B (d)
                LOC Huntington National Bank                                    10/01/26          2.25%    $    2,595,000
     1,550,000  Dickenson Press, Inc. - Series 1997 (d)
                LOC Huntington National Bank                                    01/01/27          2.40          1,550,000
     1,485,000  First Metropolitan Title Company (d)
                LOC LaSalle National Bank                                       05/01/24          2.25          1,485,000
       310,000  Four Development Company (d)
                LOC PNC Bank, N.A.                                              12/31/03          1.95            310,000
     1,915,000  Frank J. Catanzaro Sons and Daughters (d)
                LOC Firstar Bank                                                01/01/15          1.98          1,915,000
     3,090,000  Governor's Village, L.L.C. (d)
                LOC Fifth Third Bank                                            03/01/20          1.90          3,090,000
     4,245,000  Hunter's Square, Inc. Project - Series 1998 (d)
                LOC National City Bank of Michigan/Illinois                     10/01/16          2.02          4,245,000
     3,300,000  JPV Capital, L.L.C. (d)
                LOC ABN AMRO Bank, N.A.                                         12/01/39          1.91          3,300,000
       735,000  JRB Corporation Demand Note (d)
                LOC Fifth Third Bank                                            07/01/26          2.25            735,000
    20,000,000  Key Bank (f)                                                    11/01/02          1.93         19,997,671
     2,009,000  Kingston Healthcare Corp (Kingston Home Project) (d)
                LOC Wells Fargo Bank, N.A.                                      07/20/25          2.05          2,009,000
     2,125,000  Kissel Holdings, L.L.C. (d)
                LOC Firstar Bank                                                12/01/20          1.98          2,125,000
       860,000  Labelle Capital Funding - Series A (d)
                LOC National City Bank of Michigan/Illinois                     09/01/26          2.20            860,000
       650,000  LRV Enterprises, L.L.C. (d)
                LOC First of America                                            09/01/21          2.02            650,000
     2,100,000  Mayfair Village Retirement Center, Inc., KY (d)
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09          2.00          2,100,000
     1,130,000  Mississippi Business Finance Corporation IDRB (d)
                (ABTCO, Inc. Project) - Series 1997B
                LOC Bank One                                                    06/01/10          1.85          1,130,000
     3,650,000  Mississippi Business Finance Corporation IDRB (d)
                (ABTCO, Inc. Project) - Series 1997B
                LOC First Union National Bank                                   04/01/22          1.91          3,650,000
     2,825,000  Mount Caramel West Medical Office Building (d)
                LOC National City Bank of Michigan/Illinois                     08/01/19          2.02          2,825,000

--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


     Face                                                                       Maturity                        Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  Pennsylvania EDFA Taxable Development RB (d)
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21          2.00%    $    2,000,000
     1,175,000  Shepherd Capital, L.L.C. (d)
                LOC First of America                                            09/15/47          1.96          1,175,000
     3,340,000  St. Ann's Medical Office Building (d)
                LOC National City Bank of Michigan/Illinois                     11/01/19          2.02          3,340,000
     8,300,000  State of New York GO - Series 2000C (d)
                LOC Dexia CLF                                                   08/07/03          2.05          8,300,000
     4,000,000  The Goldman Sachs Group, L.P. (g)                               10/14/03          2.08          4,000,000
     1,800,000  Trendway Corporation (d)
                LOC ABN AMRO Bank, N.A                                          12/01/26          2.25          1,800,000
     4,782,000  Washington State Housing Finance (d)
                LOC Wells Fargo Bank, N.A.                                      01/01/30          2.00          4,782,000
     2,540,000  Wholesome Group (d)
                LOC Fifth Third Bank                                            10/01/20          1.90          2,540,000
--------------                                                                                             --------------
   106,381,000  Total Variable Rate Demand Instruments                                                        106,378,671
--------------                                                                                             --------------

Yankee Certificate of Deposit (1.25%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Rabobank Nederland                                              05/16/03          2.63%    $    4,999,693
--------------                                                                                             --------------
     5,000,000  Total Yankee Certificate of Deposit                                                             4,999,693
--------------                                                                                             --------------
                Total Investments (99.90%) (Cost $400,030,938+)                                               400,030,938
                Cash and Other Assets, Net of Liabilities (0.10%)                                                 409,368
                                                                                                           --------------
                Net Assets (100.00%)                                                                       $  400,440,306
                                                                                                           ==============
                Net Asset Value, Offering and Redemption Price Per Share:
                Class A Shares,  138,740,488 Shares Outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Class B Shares,  127,648,900 Shares Outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Pinnacle Shares, 134,050,918 Shares Outstanding (Note 3)                                   $         1.00
                                                                                                           ==============

                +   Aggregate cost for federal income tax purposes is identical.










--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================



FOOTNOTES:

(a)  Guaranteed by Fleet Bank through swap agreement.

(b) The interest rate is adjusted quarterly based upon three-month LIBOR plus 0.06% (one year put)/Evergreen maturity.

(c)  The  interest  rate is adjusted  monthly  based upon  one-month  LIBOR plus
     0.05%.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on prime bank rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e) The interest rate is adjusted weekly based upon average of prior week one-month LIBOR plus 0.05%; weekly put at par.

(f)  The interest rate is adjusted daily based upon prime rate minus 2.955%.

(g) The interest rate is adjusted quarterly based upon three-month LIBOR plus 0.25%.




KEY:
     EDFA       =   Economic Development Finance Authority       IDRB        =    Industrial Development Revenue Bond
     GNMA       =   Government National Mortgage Association     LOC         =    Letter of Credit
     GO         =   General Obligation                           RB          =    Revenue Bond














--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================


     Face                                                                             Maturity                        Value
    Amount                                                                              Date            Yield       (Note 1)
    ------                                                                              ----            -----        ------
Repurchase Agreements, Overnight (48.31%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Bank of America, repurchase proceeds at
                maturity $40,002,133 (Collateralized by $49,480,983 GNMA,
                6.000% to 8.000%, due 01/15/29 to 09/15/32, value $40,800,001)        10/01/02          1.92%    $   40,000,000
    40,000,000  Bear, Stearns & Co., repurchase proceeds at
                maturity $40,002,122 (Collateralized by $103,847,816 GNMA,
                4.500% to 13.000%, due 09/15/03 to 09/15/32, value $40,802,160)       10/01/02          1.91         40,000,000
    50,000,000  JP Morgan Securities, Inc., repurchase proceeds at maturity $50,002,681 (Collateralized by $48,606,681, GNMA,
                6.050% to 6.500%, due 07/15/32 to 09/15/32, value $51,002,382)        10/01/02          1.93         50,000,000
    50,000,000  Salomon Smith Barney, repurchase proceeds at
                maturity $50,002,653 (Collateralized by $167,578,905, GNMA,
                6.000% to 7.000%, due 03/20/13 To 05/20/29, value $51,000,001)        10/01/02          1.91         50,000,000
    30,800,000  The Goldman Sachs Group, L.P., repurchase proceeds at maturity $30,801,634 (Collateralized by $474,071,062 GNMA,
                5.660% to 6.000%, due 01/16/27 to 08/16/31, value $31,416,000)        10/01/02          1.91         30,800,000
    50,000,000  UBS Paine Webber, repurchase proceeds at
                maturity $50,002,653 (Collateralized by $50,075,000, GNMA,
                4.500%, due 09/20/32, value $51,003,642)                              10/01/02          1.91         50,000,000
--------------                                                                                                   --------------
   260,800,000  Total Repurchase Agreements, Overnight                                                              260,800,000
--------------                                                                                                   --------------
U.S. Government Obligations (51.22%)
------------------------------------------------------------------------------------------------------------------------------------
$  125,000,000  U.S. Treasury Bills                                                   10/03/02          1.58%    $  124,989,028
    20,000,000  U.S. Treasury Bills                                                   10/24/02          1.91         19,975,978
    20,000,000  U.S. Treasury Notes, 5.750%                                           10/31/02          2.34         20,054,750
    35,000,000  U.S. Treasury Notes, 5.625%                                           11/30/02          2.11         35,197,427
    15,000,000  U.S. Treasury Notes, 4.750%                                           01/31/03          2.05         15,132,567
    20,000,000  U.S. Treasury Notes, 5.500%                                           05/31/03          2.44         20,394,046
    10,000,000  U.S. Treasury Notes, 3.875%                                           07/31/03          2.00         10,151,696
    15,000,000  U.S. Treasury Notes, 5.750%                                           08/15/03          1.77         15,511,873
    15,000,000  U.S. Treasury Notes, 2.750%                                           09/30/03          1.76         15,144,409
--------------                                                                                                   --------------
   275,000,000  Total U.S. Government Obligations                                                                   276,551,774
--------------                                                                                                   --------------
                Total Investments (99.53%)(Cost $537,351,774+)                                                      537,351,774
                Cash And Other Assets, Net Of Liabilities (0.47%)                                                     2,513,671
                                                                                                                 --------------
                Net Assets (100.00%)                                                                             $  539,865,445
                                                                                                                 ==============
                Net Asset Value, Offering And Redemption Price Per Share:
                Class A Shares, 279,083,508 Shares Outstanding (Note 3)                                          $         1.00
                                                                                                                 ==============
                Class B Shares, 238,616,960 Shares Outstanding (Note 3)                                          $         1.00
                                                                                                                 ==============
                Pinnacle Shares, 22,164,977 Shares Outstanding (Note 3)                                          $         1.00
                                                                                                                 ==============

                +   Aggregate cost for federal income tax purposes is identical.
KEY:
GNMA     =      Government National Mortgage Association

--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)
================================================================================

                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------          -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $        3,622,787          $       5,546,395
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              221,157                    339,606
    Administration fee.........................................               92,149                    141,502
    Shareholder servicing fee (Class A)........................              112,479                    347,869
    Custodian expenses.........................................               10,822                     12,563
    Shareholder servicing and related shareholder expenses+....               40,158                     60,905
    Legal, compliance and filing fees..........................               41,299                     28,826
    Audit and accounting.......................................               66,957                     38,850
    Trustees' fees ............................................                7,639                      6,139
    Miscellaneous..............................................               15,438                      6,122
                                                                  ------------------          -----------------
        Total expenses.........................................              608,098                    982,382
        Less: Fees waived (Note 2).............................   (          110,579)         (          65,320)
              Expense paid indirectly (Note 2).................   (            7,447)         (           3,183)
                                                                  ------------------          -----------------
                    Net expenses...............................              490,072                    913,879
                                                                  ------------------          -----------------
Net investment income..........................................            3,132,715                  4,632,516

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................                5,594                     -0-
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $        3,138,309          $       4,632,516
                                                                  ==================          =================

+ Includes class specific transfer agency expenses of $8,998, -0- and -0- for Money Market Portfolio Class A, Class B and Pinnacle Shares and $27,830, $26,927 and $1,844 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.






--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                   Money Market Portfolio                        U.S. Treasury Portfolio
                                            ------------------------------------          ------------------------------------
                                           Six Months Ended            Year              Six Months Ended            Year
                                          September 30, 2002          Ended             September 30, 2002          Ended
                                             (Unaudited)          March 31, 2002           (Unaudited)          March 31, 2002
                                              ---------           --------------            ---------           --------------
INCREASE (DECREASE)
  IN NET ASSETS

Operations:
 Net investment income...................   $   3,132,715         $   28,321,034          $    4,632,516        $   18,296,701
 Net realized gain (loss) on investments.           5,594                 11,446                 -0-                   -0-
                                            -------------         --------------          --------------        --------------
 Increase in net assets from operations..       3,138,309             28,332,480               4,632,516            18,296,701
Dividends to shareholders:
 Net investment income
   Class A...............................   (     672,095)        (   18,667,239)         (    2,093,813)       (   12,906,690)
   Class B...............................   (   1,164,813)        (    5,471,342)         (    2,376,915)       (    4,768,954)
   Pinnacle shares.......................   (   1,295,807)        (    4,182,453)         (      161,788)       (      621,057)

 Net realized gain on investments
   Class A...............................   (       1,108)        (        8,711)                -0-                   -0-
   Class B...............................   (       1,911)        (        1,746)                -0-                   -0-
   Pinnacle shares.......................   (       2,117)        (        1,447)                -0-                   -0-
Fund share transactions (Note 3):
   Class A...............................      71,280,971         (1,034,398,783)             25,135,162        (  325,920,551)
   Class B...............................       4,381,946         (   88,457,834)         (  110,083,792)          197,344,770
   Pinnacle shares.......................   (  19,131,224)            24,404,806               4,294,015        (    2,853,625)
                                            -------------         --------------          --------------        --------------
   Total increase (decrease).............      56,532,151         (1,098,452,269)         (   80,654,615)       (  131,429,406)
Net assets:
   Beginning of period...................     343,908,155          1,442,360,424             620,520,060           751,949,466
                                            -------------         --------------          --------------        --------------
   End of period.........................   $ 400,440,306         $  343,908,155           $ 539,865,445        $  620,520,060
                                            =============         ==============          ==============        ==============









--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Institutional Daily Income Fund (the Fund) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

During the period ended September 30, 2002, the Manager voluntarily waived investment management fees of $73,719 for the Money Market Portfolio.

During the period ended September 30, 2002, the Manager voluntarily waived administration fees of $36,860 and $65,320 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,000 per meeting attended.

Included in the statements of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $8,981 and $56,445 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, for the Money Market Portfolio and the U.S
Treasury Portfolio, respectively. Also included under the same caption are expense offsets of $5,535 and $837 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Included in the statement of operations under the caption "Custodian Expenses" are expense offsets of $1,912 and $2,346 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Transactions in Shares of Beneficial Interest.

At September 30, 2002 an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $400,440,306 and $539,865,445, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                     -------------------------------------        -------------------------------------
                                     Six Months Ended                             Six Months Ended
                                    September 30, 2002        Year Ended         September 30, 2002        Year Ended
CLASS A                                (Unaudited)          March 31, 2002           (Unaudited)         March 31, 2002
-------                                 ---------           --------------            ---------          --------------
Sold................................  $  492,000,690        $1,091,519,493        $  456,218,446        $1,126,657,296
Issued on reinvestment of dividends.         630,299            20,244,637               814,466            13,880,843
Redeemed............................  (  421,350,018)       (2,146,162,913)       (  431,897,750)       (1,466,458,690)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............      71,280,971        (1,034,398,783)           25,135,162        (  325,920,551)
                                      ==============         =============        ==============         =============

CLASS B
-------
Sold................................  $  369,215,789        $1,550,685,419        $  428,441,230        $  663,076,287
Issued on reinvestment of dividends.       1,136,163             5,530,205               609,710             4,895,943
Redeemed............................  (  365,970,006)       (1,644,673,458)       (  539,134,732)       (  470,627,460)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............       4,381,946        (   88,457,834)       (  110,083,792)          197,344,770
                                      ==============         =============         =============        ==============

PINNACLE SHARES
---------------
Sold................................  $   40,569,472        $  133,891,562        $   23,742,420        $   29,818,038
Issued on reinvestment of dividends.       1,295,666             4,181,694               161,771               620,946
Redeemed............................  (   60,996,362)       (  113,668,450)       (   19,610,176)       (   33,292,609)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............  (   19,131,224)           24,404,806             4,294,015        (    2,853,625)
                                       =============        ==============        ==============         =============
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights.

                                                                              Money Market Portfolio
                                                -------------------------------------------------------------------------------
CLASS A                                         Six Months Ended                    For the Year Ended March 31,
-------                                        September 30, 2002  ------------------------------------------------------------
                                                  (Unaudited)         2002         2001         2000         1999        1998
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $   1.00      $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income........................      0.008           0.028         0.060        0.051        0.050       0.053
Less distributions:
   Dividends from net investment income.........   (  0.008)       (  0.028)    (   0.060)    (  0.051)    (  0.050)   (  0.053)
                                                    -------         -------      --------      -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $   1.00      $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.75%(a)        2.85%         6.16%        5.17%        5.12%       5.38%
Ratios/Supplemental Data
Net assets, end of period (000).................   $ 138,740       $  67,459    $1,101,858    $ 764,608    $ 282,258   $ 108,657
Ratios to average net assets:
   Expenses(c) (net of fees waived and reimbursed)    0.47%(b)        0.45%         0.45%        0.45%        0.45%       0.45%
   Net investment income........................      1.49%(b)        3.39%         5.96%        5.21%        4.93%       5.25%
   Expenses paid indirectly.....................      0.00%(b)        0.00%         0.00%        0.00%        0.00%       0.00%
   Management and administration fees waived....      0.06%(b)        0.02%         0.02%        0.03%        0.05%       0.07%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights. (Continued)

                                                                              Money Market Portfolio
                                                -------------------------------------------------------------------------------
CLASS B                                         Six Months Ended                    For the Year Ended March 31,
-------                                        September 30, 2002  ------------------------------------------------------------
                                                  (Unaudited)         2002         2001         2000         1999        1998
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income........................      0.009           0.031        0.062         0.053        0.053       0.055
Less distributions:
   Dividends from net investment income.........   (  0.009)       (  0.031)    (  0.062)     (  0.053)    (  0.053)   (  0.055)
                                                    -------         -------      -------       -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.89%(a)        3.12%        6.42%         5.43%        5.38%       5.64%
Ratios/Supplemental Data
Net assets, end of period (000).................   $ 127,649       $ 123,267    $ 211,725     $ 354,549    $ 221,119   $ 227,893
Ratios to average net assets:
   Expenses(c) (net of fees waived and reimbursed)    0.20%(b)        0.20%        0.20%         0.20%        0.20%       0.20%
   Net investment income........................      1.77%(b)        3.15%        6.20%         5.36%        5.27%       5.50%
   Expenses paid indirectly.....................      0.00%(b)        0.00%        0.00%         0.00%        0.00%       0.00%
   Management and administration fees waived....      0.06%(b)        0.02%        0.02%         0.03%        0.05%       0.07%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights. (Continued)

                                                                               Money Market Portfolio
                                                   --------------------------------------------------------------------------
PINNACLE SHARES                                      Six Months Ended    For the Year Ended March 31,         July 29, 1999
---------------                                     September 30, 2002  ------------------------------  (Commencement of Sales) to
                                                        (Unaudited)         2002             2001             March 31, 2000
                                                         ---------      ------------     -------------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............    $   1.00         $   1.00         $   1.00             $    1.00
                                                       ------------     ------------     -------------        --------------
Income from investment operations:
   Net investment income...........................        0.009            0.031            0.062                 0.038
Less distributions:
   Dividends from net investment income............    (   0.009  )     (   0.031  )     (   0.062   )        (    0.038   )
                                                       -----------      -----------      ------------         -------------
Net asset value, end of period.....................    $   1.00         $   1.00         $   1.00             $    1.00
                                                       ===========      ===========      ============         =============
Total Return.......................................        0.89%(a)         3.12%            6.42%                 3.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000)....................    $     134,051    $     153,182    $     128,777        $      144,632
Ratios to average net assets:
   Expenses(c) (net of fees waived and reimbursed)         0.20%(b)         0.20%            0.20%                 0.20%(b)
   Net investment income...........................        1.77%(b)         3.15%            6.20%                 5.36%(b)
   Expenses paid indirectly........................        0.00%(b)         0.00%            0.00%                 0.00%(b)
   Management and administration fees waived.......        0.06%(b)         0.02%            0.02%                 0.03%(b)

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
4. Financial Highlights. (Continued)

                                                                              U.S. Treasury Portfolio
                                                -------------------------------------------------------------------------------
CLASS A                                         Six Months Ended                    For the Year Ended March 31,
-------                                        September 30, 2002  ------------------------------------------------------------
                                                  (Unaudited)         2002         2001         2000         1999        1998
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income........................      0.008           0.028        0.057         0.048        0.048       0.051
Less distributions:
   Dividends from net investment income.........   (  0.008)       (  0.028)    (  0.057)     (  0.048)    (  0.048)   (  0.051)
                                                    -------         -------      -------       -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.76%(a)        2.86%        5.88%         4.82%        4.86%       5.24%
Ratios/Supplemental Data
Net assets, end of period (000).................   $ 279,083       $ 253,948    $ 579,869     $ 658,396    $ 721,197   $ 467,372
Ratios to average net assets:
   Expenses(c) (net of fees waived and reimbursed)    0.45%(b)        0.45%        0.46%         0.45%        0.45%       0.42%
   Net investment income........................      1.50%(b)        3.12%        5.68%         4.73%        4.71%       5.12%
   Expenses paid indirectly.....................      0.00%(b)        0.00%        0.01%         0.00%        0.00%       0.00%
   Management and administration fees waived....      0.02%(b)        0.02%        0.02%         0.02%        0.04%       0.07%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly


























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
4. Financial Highlights. (Continued)

                                                                              U.S. Treasury Portfolio
                                                -------------------------------------------------------------------------------
CLASS B                                         Six Months Ended                    For the Year Ended March 31,
-------                                        September 30, 2002  ------------------------------------------------------------
                                                  (Unaudited)         2002         2001         2000         1999        1998
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income.......................       0.009           0.031        0.060         0.050        0.050       0.054
Less distributions:
   Dividends from net investment income.........   (  0.009)       (  0.031)    (  0.060)     (  0.050)    (  0.050)   (  0.054)
                                                    -------         -------      -------       -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.88%(a)        3.12%        6.14%         5.08%        5.12%       5.50%
Ratios/Supplemental Data
Net assets, end of period (000).................   $ 238,617       $ 348,701    $ 151,356     $  37,987    $  79,793   $   6,833
Ratios to average net assets:
   Expenses(c) (net of fees waived and reimbursed)    0.20%(b)        0.20%        0.21%         0.20%        0.20%       0.17%
   Net investment income........................      1.76%(b)        2.66%        5.89%         4.97%        4.73%       5.37%
   Expenses paid indirectly.....................      0.00%(b)        0.00%        0.01%         0.00%        0.00%       0.00%
   Management and administration fees waived....      0.02%(b)        0.02%        0.02%         0.02%        0.04%       0.07%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights. (Continued)

                                                                              U.S. Treasury Portfolio
                                                   --------------------------------------------------------------------------
PINNACLE SHARES                                      Six Months Ended    For the Year Ended March 31,         July 29, 1999
---------------                                     September 30, 2002  ------------------------------  (Commencement of Sales) to
                                                        (Unaudited)         2002             2001             March 31, 2000
                                                         ---------      ------------     -------------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............    $   1.00         $   1.00         $   1.00             $    1.00
                                                       ------------     ------------     -------------        --------------
Income from investment operations:
  Net investment income............................        0.009            0.031            0.060                 0.035
Less distributions:
  Dividends from net investment income.............    (   0.009  )     (   0.031  )     (   0.060   )        (    0.035   )
                                                       -----------      -----------      ------------         -------------
Net asset value, end of period.....................    $   1.00         $   1.00         $   1.00             $    1.00
                                                       ===========      ===========      ============         =============
Total Return                                               0.88%(a)         3.12%            6.14%                 3.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000)....................    $   22,165       $   17,871       $   20,724           $    18,450
Ratios to average net assets:
  Expenses(c) (net of fees waived and reimbursed)          0.20%(b)         0.20%            0.21%                 0.20%(b)
  Net investment income............................        1.76%(b)         2.66%            5.89%                 4.97%(b)
  Expenses paid indirectly.........................        0.00%(b)         0.00%            0.01%                 0.00%(b)
  Management and administration fees waived .......        0.02%(b)         0.02%            0.02%                 0.02%(b)

(a) Not annualized
(b) Annualized
(c) Includes expenses paid indirectly






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                   Trustees and Officers Information
                                                          September 30, 2002+

----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
                                                                                   Number of Portfolios       Other
                         Position(s)      Term of       Principal Occupation(s)             in            Directorships
   Name, Address*,        Held with       Office              During Past              Fund Complex          held by
       and Age              Fund       and Length of            5 Years            Overseen by Trustees      Director
                                        Time Served                                     or Officer
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Disinterested Trustee:
----------------------- -------------------- -------- ---------------------------- ---------------------- ---------------
Dr. W. Giles Mellon,       Trustee         1994       Professor of Business        Director/Trustee of         N/A
Age 71                                                Administration in the        nine other portfolios
                                                      Graduate School of
                                                      Management, Rutgers
                                                      University
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Robert Straniere,          Trustee         1994       Owner, Straniere Law Firm    Director/Trustee of      WPG Funds
Esq., Age 61                                                                       nine other portfolios      Group
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Dr. Yung Wong,             Trustee         1994       Managing Director of         Director/Trustee of         N/A
Age 64                                                Abacus Associates            nine other portfolios
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Interested Trustees/
Officers:
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Steven W. Duff,         President          1994       Manager and President of     Director/Trustee            N/A
Age 49                  and Trustee**                 Reich & Tang Asset           and/or Officer of
                                                      Management, LLC ("RTAM,      fourteen other
                                                      LLC"), a registered          portfolios
                                                      Investment Advisor
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Richard De Sanctis,     Treasurer          1994       Executive Vice President,    Officer of fourteen         N/A
Age 46                  and                           CFO of RTAM, LLC             other portfolios
                        Assistant
                        Secretary
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Molly Flewharty,        Vice               1994       Senior Vice President of     Officer of fourteen         N/A
Age 51                  President                     RTAM, LLC                    other portfolios
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Rosanne Holtzer,        Secretary          1998       Senior Vice President of     Officer of fourteen         N/A
Age 38                  and                           RTAM, LLC                    other portfolios
                        Assistant
                        Treasurer
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Lesley M. Jones,        Vice               1994       Senior Vice President of     Officer of eight            N/A
Age 54                  President                     RTAM, LLC                    other portfolios
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Dana E. Messina,        Vice               1994       Executive Vice President     Officer of eleven           N/A
Age 46                  President                     of RTAM, LLC                 other portfolios
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












INSTITUTIONAL
DAILY
INCOME FUND























                               Semi-Annual Report
                               September 30, 2002
                                   (Unaudited)


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



















IDI9/02S

--------------------------------------------------------------------------------